EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.5 - Schedule 7

Report Pulled:	5/13/2026
Loan Count:	1631
Fields Reviewed	Discrepancy Count	Percentage
Appraised Value	3	0.18%
CLTV	616	37.77%
Loan Purpose	3	0.18%
LTV	230	14.10%
Original FICO Score	2	0.12%
Original Interest Rate	1	0.06%
Origination/Note Date	3	0.18%
Originator Back-End DTI	9	0.55%
Property Type	3	0.18%